Transactions and Balances with Related Parties (Details) - Payments To Key Management [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Directors [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short - term employee benefits	$ 339	$ 268	$ 217
Share based payments	269	86	236
Total	608	354	453
Chief Executive Officer [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short - term employee benefits	1,776	2,165	2,305
Post-employment benefits	22	16	137
Share based payments	719	574	1,669
Total	$ 2,517	$ 2,755	$ 4,111